SUPPLEMENTAL CASH FLOW INFORMATION SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 84	$ 71	$ 95	$ 80
Income taxes paid	100	62	100	62
Changes In Non-cash Working Capital [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(11)	(18)	(42)	(51)
Adjustments for increase (decrease) in trade and other payables	16	11	(14)	55
Increase (decrease) in working capital	$ 5	$ (7)	$ (56)	$ 4